Annual Total Returns[BarChart] - SA JPMorgan Emerging Markets Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(26.09%)	18.80%	(3.38%)	(5.92%)	(14.22%)	10.62%	42.31%	(19.39%)	21.14%	16.40%